BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Feb. 12, 2019
ASSETS
Cash	$ 93,594			$ 195,758					$ 25,000
Other current asset				1,500					0
Total Current Assets	380,540			197,258					25,000
Deferred offering costs				31,542					0
TOTAL ASSETS	115,387,992			228,800					25,000
Current liabilities
Accrued expenses				1,000					1,225
Accrued offering costs	1,105			5,000					0
Promissory note - related party				200,000					0
Total Current Liabilities	394,392			206,000					1,225
Commitments
Stockholders' Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,283,000 and 2,875,000 shares issued and outstanding (excluding 11,500,000 and no shares subject to possible redemption) as of September 30, 2021 and December 31, 2020, respectively	328			288	[1]				288	[1]
Additional paid-in capital	1,200,660			24,712					24,712
Accumulated deficit	(1,424,648)			(2,200)					(1,225)
Total Stockholders' (Deficit) Equity	(223,660)	$ 586,080	$ 1,170,048	22,800		$ 22,890	$ 23,690	$ 23,690	23,775		$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 115,387,992			$ 228,800					$ 25,000

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).